Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible asset balances by major asset class
Gross Carrying Amount	$ 18,265	$ 17,588
Accumulated Amortization	(7,229)	(6,404)
Net Carrying Amount	11,036	11,184
Amount of foreign currency translation increase (decrease)	50	(198)
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,636	1,650
Accumulated Amortization	(762)	(705)
Net Carrying Amount	874	945
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	9,053	8,559
Accumulated Amortization	(3,500)	(2,951)
Net Carrying Amount	5,553	5,608
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	5,713	5,220
Accumulated Amortization	(2,510)	(2,045)
Net Carrying Amount	3,203	3,175
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	1,821	2,140
Accumulated Amortization	(436)	(688)
Net Carrying Amount	1,385	1,452
Other
Intangible asset balances by major asset class
Gross Carrying Amount	41	19
Accumulated Amortization	(20)	(15)
Net Carrying Amount	$ 22	$ 4